INCOME TAX - Tax uncertainties (Details) - Tax contingent liability - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of income tax [Line Items]
Balance at the beginning of the year	$ 94,692	$ 104,156	$ 145,968
Provisions increase during the period	11,904	18,039	31,039
Provisions used	(1,088)	(873)	(1,867)
Amounts reversed due to provisions not used	(2,960)	(32,010)	(73,084)
Financial cost	16,421	7,477	12,098
Foreign exchange adjustments	2,863	(2,097)	(9,998)
Balance at the end of the year	$ 121,832	$ 94,692	$ 104,156